Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance Information

The following table sets forth information concerning the compensation of our principal executive officer, or “PEO,” and, on an average basis, the compensation of our other named executive officers, or “NEOs,” for each of the fiscal years ending December 31, 2024, 2023 and 2022 as such compensation relates to our financial performance for each such fiscal year.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEO’s(1)	Average Compensation Actually Paid to Non-PEO NEO’s(1)(2)(4)	Value of Initial Fixed $100 Investment(5) Based on:		Net Income	Company- Selected Measure
					Total Shareholder Return	Peer Group Total Shareholder Return
2024	$1,800,723	$(699,229)	$988,395	$(19,975)	$1.62	*	$0	*
2023	$2,071,096	$174,347	$1,176,567	$191,662	$12.91	*	$0	*
2022	$3,194,828	$(21,448,797)	$2,010,474	$(8,559,484)	$10.90	*	$0	*

____________

*        Not required for smaller reporting companies

(1)      For each of 2024, 2023 and 2022, the PEO is Sergio Traversa, Chief Executive Officer, and the non-PEO NEOs are Maged Shenouda, Chief Financial Officer, and Charles Ence, Chief Accounting and Compliance Officer.

(2)      We do not have pensions; therefore, an adjustment to the Summary Compensation Table (SCT) totals related to pension value for any of the years in this table is not needed.

(3)      To calculate Compensation Actually Paid (CAP) for the PEO, adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year. Adjustments to CAP of $(2,499,952), $(1,896,749) and $(24,643,625) for the years 2024, 2023 and 2022, respectively, consisted solely of the change in value of prior years’ award unvested at the respective year end.

(4)      To calculate Compensation Actually Paid (CAP) for the non-PEO NEO’s, adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year. Adjustments to CAP of $(1,008,370), $(984,905) and $(10,569,958) for the years 2024, 2023 and 2022, respectively, consisted solely of the change in value of prior years’ award unvested at the respective year end.

(5)      Total Shareholder Return assumes $100 was invested on December 31, 2020.

PEO Total Compensation Amount	[1]	$ 1,800,723	$ 2,071,096	$ 3,194,828
PEO Actually Paid Compensation Amount	[1],[2],[3]	(699,229)	174,347	(21,448,797)
Non-PEO NEO Average Total Compensation Amount	[1]	988,395	1,176,567	2,010,474
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3],[4]	(19,975)	191,662	(8,559,484)
Total Shareholder Return Amount	[5]	1.62	12.91	10.9
Peer Group Total Shareholder Return Amount	[5],[6]
Net Income (Loss)		$ 0	$ 0	$ 0
Company Selected Measure Amount	[6]

[1]	For each of 2024, 2023 and 2022, the PEO is Sergio Traversa, Chief Executive Officer, and the non-PEO NEOs are Maged Shenouda, Chief Financial Officer, and Charles Ence, Chief Accounting and Compliance Officer.
[2]	To calculate Compensation Actually Paid (CAP) for the PEO, adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year. Adjustments to CAP of $(2,499,952), $(1,896,749) and $(24,643,625) for the years 2024, 2023 and 2022, respectively, consisted solely of the change in value of prior years’ award unvested at the respective year end.
[3]	We do not have pensions; therefore, an adjustment to the Summary Compensation Table (SCT) totals related to pension value for any of the years in this table is not needed.
[4]	To calculate Compensation Actually Paid (CAP) for the non-PEO NEO’s, adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year. Adjustments to CAP of $(1,008,370), $(984,905) and $(10,569,958) for the years 2024, 2023 and 2022, respectively, consisted solely of the change in value of prior years’ award unvested at the respective year end.
[5]	Total Shareholder Return assumes $100 was invested on December 31, 2020.
[6]	Not required for smaller reporting companies